Goodwill and Amortizable Intangible Assets	12 Months Ended
Aug. 27, 2016
Goodwill and Intangible Assets Disclosure [Abstract]
Goodwill and Amortizable Intangible Assets
Goodwill

Goodwill is the result of the acquisition of SunnyBrook during Fiscal 2011 within the Towable segment. Goodwill of $1.2 million is not subject to amortization for financial statement purposes, but is amortizable for tax return purposes. Goodwill is reviewed for impairment by applying a fair-value based test on an annual basis, or more frequently if circumstances indicate a potential impairment. No impairment of goodwill has been identified.